BUSINESS OF THE CORPORATION	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement of IFRS Compliance [Abstract]
BUSINESS OF THE CORPORATION

1.	BUSINESS OF THE CORPORATION
Pengrowth Energy Corporation ("Pengrowth" or the "Corporation") is a Canadian resource company that is engaged in the production, development, exploration and acquisition of oil and natural gas assets. The Consolidated Financial Statements include the accounts of the Corporation, and its subsidiary, collectively referred to as Pengrowth. All inter-entity transactions have been eliminated.